Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CIK 0001816261 Executive Network Partnering Corp [Member]
Class of Stock [Line Items]
Stockholders' Deficit

Note 8 — Stockholders’ Deficit

Preferred stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of September 30, 2022 and December 31, 2021, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 380,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of September 30, 2022 and December 31, 2021, there were 42,014,000 shares of Class A common stock issued and outstanding, 41,400,000 shares of which were subject to possible redemption and are classified as temporary equity in the accompanying unaudited condensed balance sheets.

Class B Common Stock — The Company is authorized to issue 1,000,000 shares of Class B common stock with a par value of $0.0001 per share. On July 17, 2020, the Company effected a 100:1 stock split for each share of Class B common stock, resulting in an aggregate of 120,000 shares of Class B common stock outstanding. On March 24, 2021, the Company effected a 2.5:1 forward stock split for each share of Class B common stock, resulting in an aggregate of 300,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split. As of September 30, 2022 and December 31, 2021, there were 300,000 shares of Class B common stock issued and outstanding.

Each year following the completion of a Partnering Transaction, 10,000 shares of the Company’s Class B shares will convert into 1,000 shares of Class A common stock. However, if the price of a share of the Company’s Class A common stock exceeds $11.00 for 20 out of any 30 trading days following the completion of the Partnering Transaction, then the number of shares of Class A common stock deliverable (“conversion shares”) will be calculated as the greater of: (1) (a) 20% of the increase in the price of one Class A, year-over-year (but only after the price exceeds the “price threshold” being initially $10.00 and adjusted at the beginning of each year to be equal to the greater of: (i) the price of the Class A common stock for the previous year; and (ii) the price threshold at the end of the previous year) multiplied by (b) the number of shares of Class A common stock outstanding at the close of the Partnering Transaction, excluding those shares of Class A common stock received by the Sponsor through the Class F common stock; and (2) 2,500 shares of Class A common stock. This calculation shall be based on the Company’s fiscal year which may change as a result of the Partnering Transaction. The increase in the price of the Class A common stock, shall be based on the Company’s annual volume weighted average price (“VWAP”) for the Company’s fiscal year provided that with respect to the 12th fiscal year end following the Partnering Transaction the conversion calculation for the remaining 10,000 shares of Class B shares, the calculation shall be the greater of (i) such annual VWAP and (ii) the VWAP of the last 20 trading days of such fiscal year.

The conversion shares will be calculated not only on the increase of the price of one share of Class A common stock but also on any dividends paid on one share of Class A common stock in such year. The price threshold for a particular year will be reduced by the dividends per shares of Class A common stock paid in such year. Upon a change of control, holders of the Class B shares shall receive the greater of: (a) the value of 6,000,000 shares of Class A common stock at the time of the announcement of the change of control or $60,000,000. Such calculation shall decrease by 1/12 each year.

For so long as any shares of Class B common stock remain outstanding, the Company may not, without the prior vote or written consent of the holders of a majority of the shares of Class B common stock then outstanding, voting separately as a single class, amend, alter or repeal any provision the Company’s amended and restated certificate of incorporation, whether by merger, consolidation or otherwise, if such amendment, alteration or repeal would alter or change the powers, preferences or relative, participating, optional or other or special rights of the Class B common stock.

Class F Common Stock — The Company is authorized to issue 50,000,000 shares of Class F common stock with a par value of $0.0001 per share. On July 29, 2020, the Company effected a reverse stock split for Class F common stock, resulting in an aggregate of 690,000 shares of Class F common stock outstanding. On September 17, 2020, the Company effected a 1 for 1.2 forward stock split that increased the outstanding Class F common stock from 690,000 to 828,000 shares. All shares and associated amounts have been retroactively restated to reflect the reverse stock split on July 29, 2020 and the 1 for 1.2 forward stock split on September 17, 2020. As of September 30, 2022 and December 31, 2021, there were 828,000 shares of Class F common stock issued and outstanding.

The Founder Shares will automatically convert into shares of Class A common stock concurrently with or immediately following the consummation of a Partnering Transaction on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with a Partnering Transaction, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as converted basis, 5% of the total number of shares of Class A common stock outstanding after such conversion (including the private placement shares) including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the Partnering Transaction, provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.

For so long as any shares of Class F common stock remain outstanding, the Company may not, without the prior vote or written consent of the holders of a majority of the shares of Class F common stock then outstanding, voting separately as a single class, amend, alter or repeal any provision of the Company’s certificate of incorporation, whether by merger, consolidation or otherwise, if such amendment, alteration or repeal would alter or change the powers, preferences or relative, participating, optional or other or special rights of the shares of Class F common stock. Any action required or permitted to be taken at any meeting of the holders of shares of Class F common stock may be taken without a meeting, without prior notice and without a vote, if a consent or consents in writing, setting forth the action so taken, shall be signed by the holders of the outstanding shares of Class F common stock having not less than the minimum number of votes that would be necessary to authorize or take such action at a meeting at which all shares of Class F common stock were present and voted.

NOTE 8 — Stockholders’ Deficit

Preferred stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of December 31, 2021 and 2020, there are no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 380,000,000 shares of Class A common stock with a par value of $0.0001 per share. On March 24, 2021, the Company effected a 2.5:1 forward stock split for each share of Class A Common Stock. As of December 31, 2021 and 2020, there were 614,000 shares of Class A common stock outstanding. Conditionally redeemable Class A common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within our control) is classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2021 and 2020, 41,400,000 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of our balance sheets.

Class B Common Stock — The Company is authorized to issue 1,000,000 shares of Class B common stock with a par value of $0.0001 per share. On July 17, 2020, the Company effected a 100:1 stock split for each share of Class B common stock, resulting in an aggregate of 120,000 shares of Class B common stock outstanding. On March 24, 2021, the Company effected a 2.5:1 forward stock split for each share of Class B common stock, resulting in an aggregate of 300,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split. As of December 31, 2021 and 2020, there were 300,000 shares of Class B common stock issued and outstanding.

Each year following the completion of a Partnering Transaction, 10,000 shares of the Company’s Class B shares will convert into 1,000 shares of Class A common stock. However, if the price of a share of the Company’s Class A common stock exceeds $11.00 for 20 out of any 30 trading days following the completion of the Partnering Transaction, then the number of shares of Class A common stock deliverable (“conversion shares”) will be calculated as the greater of: (1) (a) 20% of the increase in the price of one Class A, year-over-year (but only after the price exceeds the “price threshold” being initially $10.00 and adjusted at the beginning of each year to be equal to the greater of: (i) the price of the Class A common stock for the previous year; and (ii) the price threshold at the end of the previous year) multiplied by (b) the number of shares of Class A common stock outstanding at the close of the Partnering Transaction, excluding those shares of Class A common stock received by the Sponsor through the Class F common stock; and (2) 2,500 shares of Class A common stock. This calculation shall be based on the Company’s fiscal year which may change as a result of the Partnering Transaction. The increase in the price of the Class A common stock, shall be based on the Company’s annual volume weighted average price (“VWAP”) for the Company’s fiscal year provided that with respect to the 12th fiscal year end following the Partnering Transaction the conversion calculation for the remaining 10,000 shares of Class B shares, the calculation shall be the greater of (i) such annual VWAP and (ii) the VWAP of the last 20 trading days of such fiscal year.

The conversion shares will be calculated not only on the increase of the price of one share of Class A common stock but also on any dividends paid on one share of Class A common stock in such year. The price threshold for a particular year will be reduced by the dividends per shares of Class A common stock paid in such year. Upon a change of control, holders of the Class B shares shall receive the greater of: (a) the value of 6,000,000 shares of Class A common stock at the time of the announcement of the change of control or $60,000,000. Such calculation shall decrease by 1/12 each year.

For so long as any shares of Class B common stock remain outstanding, the Company may not, without the prior vote or written consent of the holders of a majority of the shares of Class B common stock then outstanding, voting separately as a single class, amend, alter or repeal any provision the Company’s amended and restated certificate of incorporation, whether by merger, consolidation or otherwise, if such amendment, alteration or repeal would alter or change the powers, preferences or relative, participating, optional or other or special rights of the Class B common stock.

Class F Common Stock — The Company is authorized to issue 50,000,000 shares of Class F common stock with a par value of $0.0001 per share. On July 29, 2020, the Company effected a reverse stock split for Class F common stock, resulting in an aggregate of 690,000 shares of Class F common stock. On September 17, 2020, the Company effected a 1 for 1.2 forward stock split that increased the outstanding Class F common stock from 690,000 shares to 828,000 shares. All shares and associated amounts have been retroactively restated to reflect the reverse stock split on July 29, 2020 and the 1 for 1.2 forward stock split on September 17, 2020. As of December 31, 2021 and 2020, there were 828,000 shares of Class F common stock issued and outstanding.

The Founder Shares will automatically convert into shares of Class A common stock concurrently with or immediately following the consummation of a Partnering Transaction on a 1 for 2.5 basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with a Partnering Transaction, the number of shares of Class A common stock issuable upon conversion of all founder shares will equal, in the aggregate, on an as converted basis, 5% of the total number of shares of Class A common stock outstanding after such conversion (including the private placement shares) including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity- linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the Partnering Transaction, provided that such conversion of Founder Shares will never occur on a less than 1 for 2.5 basis.

For so long as any shares of Class F common stock remain outstanding, the Company may not, without the prior vote or written consent of the holders of a majority of the shares of Class F common stock then outstanding, voting separately as a single class, amend, alter or repeal any provision of the Company’s certificate of incorporation, whether by merger, consolidation or otherwise, if such amendment, alteration or repeal would alter or change the powers, preferences or relative, participating, optional or other or special rights of the shares of Class F common stock. Any action required or permitted to be taken at any meeting of the holders of shares of Class F common stock may be taken without a meeting, without prior notice and without a vote, if a consent or consents in writing, setting forth the action so taken, shall be signed by the holders of the outstanding shares of Class F common stock having not less than the minimum number of votes that would be necessary to authorize or take such action at a meeting at which all shares of Class F common stock were present and voted.